EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of Disclosure of classes of share capital
The following table provides a continuity of GP Units and LP Units outstanding for the years ended December 31, 2025 and 2024:

	GP Units		LP Units (1)		Total
UNITS	2025	2024	2025	2024	2025	2024
Authorized and issued
Opening balance	4	4	74,281,767	74,281,763	74,281,771	74,281,767
Repurchased and canceled	—	—	(4,667,060)	—	(4,667,060)	—
Conversion from BBUC exchangeable shares	—	—	190	4	190	4
Conversion from Redemption-Exchange Units (2)	—	—	18,105,781	—	18,105,781	—
Issued as at December 31, 2025	4	4	87,720,678	74,281,767	87,720,682	74,281,771
____________________________________
(1)Included in the LP Units that Brookfield Holders beneficially own as of December 31, 2025 are 43,333,752 LP Units (December 31, 2024: 25,227,971 LP units) held by subsidiaries of Brookfield Wealth Solutions.
(2)In February 2025, Brookfield Wealth Solutions converted 18,105,781 Redemption-Exchange Units held with a carrying value of approximately $433 million into an equivalent amount of LP Units.

	Redemption-Exchange Units held by Brookfield Holders
UNITS	2025	2024
Authorized and issued
Opening balance	69,705,497	69,705,497
Converted to LP Units (1)	(18,105,781)	—
Balance as at December 31, 2025	51,599,716	69,705,497
____________________________________
(1)In February 2025, Brookfield Wealth Solutions converted 18,105,781 Redemption-Exchange Units held with a carrying value of approximately $433 million into an equivalent amount of LP Units.

	BBUC exchangeable shares (1)
SHARES	2025	2024
Opening balance	72,954,446	72,954,450
Repurchased and canceled	(3,876,525)	—
Converted to LP Units	(190)	(4)
Balance as at December 31	69,077,731	72,954,446
____________________________________
(1)Included in the BBUC exchangeable shares that Brookfield Holders beneficially own as of December 31, 2025 is 10,317,747 BBUC exchangeable shares held by subsidiaries of Brookfield Wealth Solutions. Brookfield and Brookfield Wealth Solutions have agreed that all decisions to be made by subsidiaries of Brookfield Wealth Solutions with respect to the voting of the securities held by subsidiaries of Brookfield Wealth Solutions will be made jointly by mutual agreement of the applicable Brookfield Wealth Solutions subsidiary and Brookfield Corporation.

	Special limited partner units held by Brookfield
UNITS	2025	2024
Authorized and issued
Opening balance	4	4
Balance as at December 31	4	4

	Preferred securities held by Brookfield
($US MILLIONS)	2025	2024
Authorized and issued
Opening balance	$740	$740
Balance as at December 31	$740	$740